Leases - Schedule of right-of-use assets and lease liabilities related to ground leases (Details) - Ground $ in Millions	Dec. 31, 2021 USD ($)
Assets:
Right-of-use assets, at fair value	$ 40.3
Liabilities:
Ground lease liabilities, at fair value	$ 40.3
Key Terms
Weighted-average remaining lease term (years)	69 years 6 months
Weighted-average discount rate	7.71%